Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

February 15, 2024

Via EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20546

Re:	Driehaus Mutual Funds (“Registrant”)

Post-Effective Amendment No. 146 under the Securities Act of 1933 and Amendment No. 149 under the Investment Company Act of 1940

Registration Nos. 333-05265 and 811-07655

To the Commission:

Driehaus Mutual Funds (the “Trust”) is transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Trust’s Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A (Amendment No. 149 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act in order to register one new series of the Registrant designated as the Driehaus International Developed Equity Fund (the “Fund”). We intend for this Amendment to become effective on April 30, 2024.

Please contact the undersigned at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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